Taxation (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of income tax [text block] [Abstract]
Schedule of income tax expense
	SIX MONTHS ENDED
	June 30,	June 30,
	2021	2020
Deferred income tax expense	—	—
Deferred income tax gain	10,642	10,642
Total income tax (expense)/gain	10,642	10,642

Schedule of deferred income tax liabilities or to deferred income tax assets
	June 30,	June 30,
	2021	2020
Deferred Tax liabilities
Intangible assets	(261,657)	(212,844)
Total	(261,657)	(212,844)
Deferred Tax assets
Net operation loss (NOL)	146,435	76,337
Total	146,435	76,337
Deferred Tax, net	(115,222)	(136,507)